Operating expenses - Disclosure of Research and Development Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Purchases, sub-contracting and other expenses	€ (27,048)	€ (26,380)	€ (20,415)
Payroll costs (including share-based payments)	(12,345)	(10,721)	(10,868)
Depreciation, amortization and provision expenses	(1,148)	(1,295)	(1,353)
Research and development expenses	€ (40,541)	€ (38,396)	€ (32,636)